Earnings (loss) per share - Disclosure of earnings (loss) per share (Details) - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [abstract]
Issued common shares	773,225	699,511	589,518
Effect of shares issued from:
December 2022 U.S. IPO and Canadian Offering	2,607,632	0	0
Over-allotment Pre-Funded Warrants	160,836	0	0
July 2023 Private Placement	299,988	0	0
July 2023 Pre-Funded Warrants	181,011	0	0
Debt settlements	44,759	132	1,038
Conversion of stock units	11,817	3,703	31
Exercise of options	2,671	0	9,118
Exercise of warrants	336	10,593	4,383
Issuance of bonus shares	0	8,262	0
Private placements	0	4,571	21,810
Acquisition of Police Ordnance	0	3,144	0
Conversion of contingent shares	0	386	0
Asset acquisitions	0	0	6,027
Amended license agreement	0	0	626
Exercise of broker options	0	0	170
Weighted average number of basic common shares	4,082,275	730,302	632,721
Dilutive securities:
Stock options	0	0	0
Warrants	0	0	0
Weighted average number of dilutive common shares	4,082,275	730,302	632,721